Restatement of Previously Issued Financial Statements - Impact of the Restatement on the Statement of Operations (Details) - USD ($)	3 Months Ended		8 Months Ended	11 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Loss from operations	$ (476,425)			$ (349,873)
Change in fair value of derivative warrant liabilities	22,137,870			(28,525,220)
Financing costs allocated to derivative warrant liabilities				(964,140)
Net income (loss)	$ 21,710,100			(29,629,640)
Previously Reported
Loss from operations		$ (134,386)	$ (180,165)	(349,873)
Change in fair value of derivative warrant liabilities		0	0	0
Financing costs allocated to derivative warrant liabilities		0	0	0
Interest income from Trust Account		89,468	89,468	209,593
Total other (expense) income		89,468	89,468	209,593
Net income (loss)		(44,918)	(90,697)	(140,280)
Revision of Prior Period, Adjustment
Loss from operations		0	0	0
Change in fair value of derivative warrant liabilities		(21,175,450)	(21,175,450)	(28,525,220)
Financing costs allocated to derivative warrant liabilities		(964,140)	(964,140)	(964,140)
Interest income from Trust Account		0	0	0
Total other (expense) income		(22,139,590)	(22,139,590)	(29,489,360)
Net income (loss)		(22,139,590)	(22,139,590)	(29,489,360)
As Restated
Loss from operations		(134,386)	(180,165)	(349,873)
Change in fair value of derivative warrant liabilities		(21,175,460)	(21,175,450)	(28,525,220)
Financing costs allocated to derivative warrant liabilities		(964,140)	(964,140)	(964,140)
Interest income from Trust Account		89,468	89,468	209,593
Total other (expense) income		(22,050,122)	(22,050,122)	(29,279,767)
Net income (loss)		$ (22,184,508)	$ (22,230,287)	(29,629,640)
Common Class A
Net income (loss)				$ 210,000
Common Class A | Previously Reported
Basic and diluted weighted average shares outstanding		41,400,000	41,400,000	41,400,000
Basic and diluted net income (loss) per share,ordinary shares		$ 0	$ 0	$ 0.01
Common Class A | Revision of Prior Period, Adjustment
Basic and diluted weighted average shares outstanding		0	0	0
Basic and diluted net income (loss) per share,ordinary shares		$ 0	$ 0	$ 0
Common Class A | As Restated
Basic and diluted weighted average shares outstanding		41,400,000	41,400,000	41,400,000
Basic and diluted net income (loss) per share,ordinary shares		$ 0	$ 0	$ 0.01
Common Class B
Net income (loss)				$ (350,000)
Common Class B | Previously Reported
Basic and diluted weighted average shares outstanding		10,350,000	10,350,000	10,350,000
Basic and diluted net income (loss) per share,ordinary shares		$ (0.01)	$ (0.02)	$ (0.03)
Common Class B | Revision of Prior Period, Adjustment
Basic and diluted weighted average shares outstanding		0	0	0
Basic and diluted net income (loss) per share,ordinary shares		$ (2.14)	$ (2.14)	$ (2.85)
Common Class B | As Restated
Basic and diluted weighted average shares outstanding		10,350,000	10,350,000	10,350,000
Basic and diluted net income (loss) per share,ordinary shares		$ (2.15)	$ (2.16)	$ (2.88)